Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary shares	Class A	Class B Ordinary shares	Treasury Shares	Additional paid-in capital	Retained earnings	Statutory reserve	Derivative Liability – Embedded Conversion Option	Accumulated other comprehensive income(loss)	Total
Balance at Sep. 30, 2024		$ 5,375				$ 5,591,596	$ 1,613,217	$ 11,348		$ (196,752)	$ 7,024,784
Balance (in Shares) at Sep. 30, 2024	[1]	2,150,022
Balance (in Shares) at Sep. 30, 2024
Net loss							(3,087,359)				(3,087,359)
Pre-delivery shares related to the issuance of convertible notes		$ 2,325				1,764,675					1,767,000
Pre-delivery shares related to the issuance of convertible notes (in Shares)	[1]	930,000
Stock-based compensation (Class B)				$ 1,250		1,207,750					1,209,000
Stock-based compensation (Class B) (in Shares)	[1]			500,000
Repurchase of Class A Shares by issuing Class B Shares				$ 500
Repurchase of Class A Shares by issuing Class B Shares (in Shares)	[1]			200,000
Repurchase of Class A Shares by issuing Class B Shares (in Shares)					(500)
Foreign currency translation adjustment										28,114	28,114
Balance at Mar. 31, 2025		$ 7,700		$ 1,750		8,564,021	(1,474,142)	11,348		(168,638)	6,941,539
Balance (in Shares) at Mar. 31, 2025	[1]	3,080,022		700,000
Balance (in Shares) at Mar. 31, 2025					(500)
Balance at Sep. 30, 2025		$ 26,656		$ 2,500		21,238,987	(5,754,888)	11,348	$ 887,231	(74,471)	16,336,113
Balance (in Shares) at Sep. 30, 2025	[1]	10,662,522		1,000,000
Balance (in Shares) at Sep. 30, 2025					(1,250)
Net loss							(1,670,078)				(1,670,078)
Repurchase of Class A Shares by issuing Class B Shares			$ 566,803
Capital injection by new investors		$ 3,807				1,496,193					1,500,000
Capital injection by new investors (in Shares)	[1]	1,522,988
Convert convertible notes into shares		$ 960				565,843			(100,559)		466,244
Convert convertible notes into shares (in Shares)	[1]	384,030
Fair Value Change in Derivative Liability									(501,544)		(501,544)
Foreign currency translation adjustment										88,431	88,431
Balance at Mar. 31, 2026		$ 31,423		$ 2,500		$ 23,301,023	$ (7,424,966)	$ 11,348	$ 285,128	$ 13,960	$ 16,219,166
Balance (in Shares) at Mar. 31, 2026	[1]	12,569,540		1,000,000
Balance (in Shares) at Mar. 31, 2026					(1,250)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).